X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS (58.24%)
COMMUNICATIONS (3.49%)
Alphabet, Inc., Class C(a)	83	$121,977
Facebook, Inc., Class A(a)	506	132,521
		254,498

CONSUMER DISCRETIONARY (14.63%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	724	212,842
Amazon.com, Inc.(a)	44	138,544
Copart, Inc.(a)	864	90,858
General Motors Co.	1,665	49,267
Home Depot, Inc.	235	65,262
Lennar Corp., Class A	882	72,042
MercadoLibre, Inc.(a)	151	163,454
PulteGroup, Inc.	1,489	68,926
TJX Cos., Inc.	2,072	115,307
Tractor Supply Co.	620	88,871
		1,065,373

CONSUMER STAPLES (10.25%)
Altria Group, Inc.	1,811	69,977
Calavo Growers, Inc.	1,033	68,457
Costco Wholesale Corp.	337	119,635
Dollar General Corp.	622	130,383
Philip Morris International, Inc.	1,420	106,486
Target Corp.	837	131,760
Walmart, Inc.	861	120,463
		747,161

FINANCIALS (12.01%)
Ally Financial, Inc.	3,845	96,394
Bank of America Corp.	4,163	100,286
Berkshire Hathaway, Inc., Class B(a)	529	112,645
Chubb, Ltd.	526	61,079
Equity LifeStyle Properties, Inc.	1,355	83,062
First BanCorp	6,012	31,383
JPMorgan Chase & Co.	1,050	101,083
Marsh & McLennan Cos., Inc.	578	66,297
Mastercard, Inc., Class A	131	44,300
OFG Bancorp	3,525	43,922
PayPal Holdings, Inc.(a)	227	44,726
Popular, Inc.	1,151	41,747
Truist Financial Corp.	1,280	48,704
		875,628

HEALTH CARE (4.89%)
Amgen, Inc.	472	119,964
Bausch Health Cos., Inc.(a)	4,090	63,559

Description	Shares	Value
HEALTH CARE (continued)
Johnson & Johnson	768	$114,339
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	6,486	58,439
		356,301

INDUSTRIALS (4.35%)
Fastenal Co.	1,398	63,036
General Dynamics Corp.	719	99,531
Lockheed Martin Corp.	288	110,385
United Rentals, Inc.(a)	255	44,498
		317,450

TECHNOLOGY (8.62%)
Advanced Micro Devices, Inc.(a)	1,855	152,091
Apple, Inc.	366	42,386
Garmin, Ltd.	1,176	111,555
International Business Machines Corp.	469	57,064
MarketAxess Holdings, Inc.	95	45,750
Micron Technology, Inc.(a)	2,382	111,859
Shopify, Inc., Class A(a)	105	107,412
		628,117

TOTAL COMMON STOCKS (Cost $3,966,119)		4,244,528

EXCHANGE-TRADED FUNDS (9.07%)
ETFMG Prime Cyber Security ETF	803	$37,372
Global X Silver Miners ETF	1,680	72,811
iShares® Broad USD Investment Grade Corporate Bond ETF	1,910	116,089
iShares® iBoxx $Investment Grade Corporate Bond ETF	861	115,985
SPDR® Portfolio Aggregate Bond ETF	3,747	115,445
Vanguard® Intermediate-Term Corporate Bond ETF	2,127	203,768

TOTAL EXCHANGE-TRADED FUNDS (Cost $656,484)		661,470

	Principal Amount	Value
GOVERNMENT BONDS (28.22%)
U.S. Treasury Notes
07/31/22, 0.13%	$1,673,000	$1,672,672
01/31/25, 1.38%	126,500	132,697
10/31/21, 1.50%	199,800	202,719
10/31/26, 1.63%	45,600	48,997

TOTAL GOVERNMENT BONDS (Cost $2,044,370)		2,057,085

	Principal Amount	Value
SHORT-TERM INVESTMENTS (2.76%)
U.S. Treasury Bills
10/15/20, 0.15%(b)	$201,000	$200,994

TOTAL SHORT-TERM INVESTMENTS (Cost $200,987)		200,994

TOTAL INVESTMENTS (98.29%) (Cost $6,867,960)		7,164,077
Other Assets In Excess Of Liabilities (1.71%)		124,949
NET ASSETS (100.00%)		$7,289,026

(a)	Non-income producing security.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,244,528	$–	$–	$4,244,528
Exchange-Traded Funds	661,470	–	–	661,470
Government Bonds	2,057,085	–	–	2,057,085
Short-Term Investments	200,994	–	–	200,994
Total	$7,164,077	$–	$–	$7,164,077

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at September 30, 2020.